Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions					12 Months Ended
	Nov. 25, 2020 USD ($) shares	Sep. 16, 2020 CAD ($)	Jun. 29, 2020 shares	Jul. 30, 2019 USD ($)	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2019 CAD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Floor price | $ / shares					$ 5.00
Description of conversion of preferred shares to common shares					In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX.
Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance					6,446,110	6,108,307	6,446,110
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value | $				$ 500			$ 500
Interest Rate				4.80%	4.80%
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value | $		$ 1,250			$ 1,250
Interest Rate		4.30%			4.30%
Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount for shares issued from treasury						2.00%
Common shares reserved for potential issuance					33,200,910	39,947,147	33,200,910
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation					0	1,000,000
Share repurchased and cancellation during period, value | $						$ 90
Average Share Price | $ / shares						$ 90.00
Normal course issuer bid [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation					12,000,000
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Share conversion basis			One-for-one basis
Description of conversion of preferred share			Class B - Series 33		Class B – Series 34
Number of shares tendered			118,563
Number of shares required for conversion			1,000,000
Number of shares issued			0
Dividend rate reset term			5 years
Earliest redemption date			Aug. 24, 2025
Dividend rate, percent			3.054%
Class B series thiry five preferred shares [Member]
Disclosure of classes of share capital [line items]
Description of conversion of preferred share					Not convertible
Number of shares redeemed | shares	6,000,000
Redemption aggregate value | $	$ 156
Class B series thiry six preferred shares [Member]
Disclosure of classes of share capital [line items]
Description of conversion of preferred share					Class B – Series 37
Dividend rate reset term	5 years
Number of shares redeemed | shares	600,000
Redemption aggregate value | $	$ 600